24. SEGMENT INFORMATION (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Total	R$ 3,051,229	R$ 2,748,337	R$ (206,334)
Corporate [member]
Disclosure of operating segments [line items]
Total	(327,366)	(454,899)	(909,839)
Other segments [Member]
Disclosure of operating segments [line items]
Total	197,233	109,138	89,311
Sub Total [Member]
Disclosure of operating segments [line items]
Total	3,378,595	3,203,236	703,505
BRAZIL [member]
Disclosure of operating segments [line items]
Total	2,081,150	1,818,813	590,416
International [member]
Disclosure of operating segments [line items]
Total	R$ 1,100,212	R$ 1,275,285	R$ 23,778